Note 3. Summary of Significant Accounting Policies: Cash and Equivalents (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Cash and Equivalents

Cash and equivalents

Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have cash equivalents as of November 30, 2012 and May 31, 2012, respectively.